Subsequent Events	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

On October 20, 2021, the Board of Directors (the “Board”) of Gaming Technologies, Inc. (the “Company,” “we,” “us,” “our”) approved and ratified an amendment (“Amendment No. 3”), effective August 31, 2021, to the Company’s Agreement for the Provision of Online Gaming Management and Consulting Services (as subsequently amended), dated November 13, 2020, with Comercial de Juegos de la Frontera, S.A. de C.V., a Mexican company doing business as Big Bola, pursuant to which the Company provides to Big Bola consulting and management services related to their interactive online betting and gaming business in Mexico via the web site www.vale.mx, a regulated online casino and sports betting site. This Amendment No. 3 increases our share of gross gaming revenue generated from the platform from 60% to 75%, subject to certain minimum guaranteed monthly amounts of Big Bola’s participation in the remaining gross gaming revenues.

On October 20, 2021, Steven M. Plumb, CPA, appointed as the Company’s chief financial officer through a contract (the “Clear Agreement”) with Mr. Plumb’s entity, Clear Financial Solutions (“Clear”), pursuant to which Clear is paid $10,000 per month for Mr. Plumb’s service. In addition, Mr. Plumb and Clear’s other staff provide accounting and bookkeeping services to the Company, in consideration for which Clear is paid $2,000 per month, plus hourly fees for annual and quarterly report preparation. The contract expires on August 16, 2022, and unless canceled by either party by written notice 60 days prior to expiration, will automatically renew for successive twelve-month periods. Moreover, Mr. Plumb was awarded a stock grant for 30,000 shares of the Company’s common stock, vesting six months from date of grant. The fair market value of the stock grant on the date of grant was $90,300.

In October 2021, the Company issued restricted stock grants to various consultants for services performed for the Company totaling 144,700 shares. The shares vest over six months and had a fair market value of $435,547 on the date of grant.

On October 20, 2021, our Board approved resolutions (i) authorizing a reverse stock split of the outstanding shares of our common stock in the range from 1-for-2 to 1-for-8, and providing authority to our Board to determine whether to effect a reverse stock split and, if so to select the ratio of the reverse stock split in their discretion, and (ii) to increase the number of our authorized shares of common stock from 45,000,000 to 400,000,000. The Company submitted these resolutions to its stockholders for approval by written consent, and they were approved by stockholders holding a majority of the Company’s outstanding voting shares. The Company anticipates filing a certificate of amendment to affect a reverse stock split, if any, and the authorized share increase with the Secretary of State of Delaware prior to the listing of its common stock and warrants on the Nasdaq Capital Market and such actions being effective on, or just before, the date the common stock is listed to the Nasdaq Capital Market.

In November 2021, the Company issued warrants to purchase 538,693 shares of the Company’s common stock to certain existing shareholders in exchange for granting a waiver to certain anti-dilution and most favored nation clauses in their stock purchase agreements. The warrants have a five-year term and an exercise price of $8.25.

On November 18, 2021, the Company entered into a securities purchase agreement with an accredited investor for the sale of the Company’s secured convertible note (the Secured Notes) and warrants. Pursuant to the terms of the purchase agreement, on November 18, 2021, the Company received aggregate gross proceeds of $1,500,000 and issued (i) a 10% Original Issue Discount Senior Secured Convertible Note in the principal amount of $1,666,666.67 and (ii) warrants to purchase an aggregate of 727,273 shares of the Company’s common stock. The principal and interest are convertible at any time at the option of the holder into shares of the Company’s common stock at a conversion price equal to the lower of (i) $2.75 per share, and (ii) the price of the common stock of the Company in a Qualified Offering (subject to adjustment as provided in the Note). A “Qualified Offering” is an equity or equity-linked financing for the account of the Company or any of its subsidiaries or debt financing that results in cumulative aggregate proceeds to the Company of at least $8,000,000. The principal and interest on the Note will be amortized on a straight-line basis commencing sixth months after the closing. In the event that the Secured Notes are repaid within three months of the date of the Secured Notes, the Company will repay 115% of the face value of the Secured Notes, plus accrued interest. In the event that the Secured Notes are repaid three months after the date of the Secured Notes, the Company will repay 120% of the face value of the Secured Notes, plus accrued interest. The exercise price of the warrants is the lesser of (i) $2.75 per share and (ii) the price of the common stock of the Company in a Qualified Offering and the term of the warrants is five years.

During the year ended December 31, 2021, the Company paid base salary of $330,144 and a bonus of $259,218, totaling $589,362, to Jason Drummond, the Company’s sole director and chief executive officer.

On January 14, 2022, the holders of a majority of the issued and outstanding voting shares of the Company, as of the record date of October 20, 2021, by written consent in lieu of a special meeting of stockholders, approved an amendment to the Company’s Certificate of Incorporation to (i) effect a reverse stock split of our common stock, by a ratio of not less than 1-for-2 and not more than 1-for-8, and providing authority to our Board of Directors to determine whether to effect a reverse stock split and, if so to select the ratio of the reverse stock split in their discretion, and (ii) to increase the number of our authorized shares of common stock from 45,000,000 to 400,000,000. These matters were authorized by the holders of 17,640,947 shares, or approximately 56% of the outstanding voting power, without including any consents that may be received by the Company after that date.

The Company anticipates filing a certificate of amendment to affect a reverse stock split, if any, and the authorized share increase with the Secretary of State of Delaware prior to the anticipated listing of its common stock and warrants on the Nasdaq Capital Market and such actions being effective on, or just before, the date the common stock is listed to the Nasdaq Capital Market. The Company will need to take the necessary steps to meet Nasdaq listing requirements, which may include a reverse stock split, and there is no assurance that our common stock will be approved for listing on Nasdaq.